March 1, 2006


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Van Eck Worldwide Insurance Trust
                  File Nos. 033-13019 and 811-05083
                  Post-Effective Amendment No. 32
                  ---------------------------------

Ladies and Gentleman:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, on behalf of Van Eck Worldwide Insurance Trust (the "Company") is Post-Effective Amendment No. 32 to the Company's currently effective
Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Company.

     The purpose of this filing is to revise prospectus and statement of additional information ("SAI") disclosures concerning the Trust's fundamental and non-fundamental investment policies and pertinent investment strategies. In addition, this Amendment includes various other non-material changes.

     The Trust intends to update the prospectus and SAI to include other non-material changes in a filing in April 2006 pursuant to Rule 485(b). The Trust requests that this filing be made effective on May 1, 2006 pursuant to Rule 485(a)(1) under the 1933 Act. The Trust respectfully requests that the staff furnish any comments it may have preferably before March 24, 2006.

     If you have any questions or comments concerning this filing, please do not hesitate to contact me at 212-293-2037.

                                                     Very truly yours,

                                                     /s/ Heidi L. Cain

                                                     Heidi L. Cain


Attachments